Related Party Transactions (Details) $ / shares in Units, shares in Thousands			3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) director	Mar. 23, 2026 USD ($) $ / shares shares	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Related Party Transaction [Line Items]
Transaction costs		$ 16,000,000	$ 18,510,000	$ 0	$ 1,607,000
Payments of offering costs		8,000,000	6,256,000	0	2,113,000
Management fees			7,000,000	$ 5,000,000	$ 24,000,000	$ 21,000,000
IPO
Related Party Transaction [Line Items]
Payments of offering costs		$ 65,000,000
Related Party | IPO
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares) | shares		216
Shares issue price (in dollars per share) | $ / shares		$ 20
Related Party | Healthpeak
Related Party Transaction [Line Items]
Management fee, base amount			$ 10,000,000
Management base rate			0.50%
Management agreement term (in years)			3 years
Management fees	$ 300,000
Accounts payable	295,000		$ 295,000
Paid Manager Equity Awards	$ 34,000
Number of common directors | director	2
Related Party | Healthpeak | Gross book value level one
Related Party Transaction [Line Items]
Management base rate			0.50%
Investment threshold amount			$ 10,000,000,000
Fee reduction percentage			0.10%
Related Party | Healthpeak | Gross book value level two
Related Party Transaction [Line Items]
Management base rate			0.50%
Investment threshold amount			$ 20,000,000,000
Fee reduction percentage			0.15%
Janus Living, Inc
Related Party Transaction [Line Items]
Transaction costs			$ 16,000,000
Janus Living, Inc | IPO
Related Party Transaction [Line Items]
Stock based compensation expenses		$ 5,000,000